Share capital and Contributed Surplus - Schedule of weighted-average assumptions of warrants granted (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Acquisition of POC [Member]
Disclosure of classes of share capital [line items]
Exercise Price		$ 1.72
1/70 of stock price		$ 1.36
Volatility		84.70%
Dividend Yield		$ 0
Risk-free interest rate		1.04%
Expected life		3 years
Weighted average fair value per warrant		$ 0.66
July 2022 Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price		0.285
1/70 of stock price		$ 0.215
Volatility		90.50%
Dividend Yield		$ 0
Risk-free interest rate		3.12%
Expected life		2 years
Weighted average fair value per warrant		$ 0.09
April 2021 warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price			$ 1.75
1/70 of stock price			$ 1.01
Volatility			80.00%
Dividend Yield			$ 0
Risk-free interest rate			0.31%
Barrier (accelerator on life of warrants)			$ 3
Rebate			$ 1.25
Expected life			2 years
Weighted average fair value per warrant			$ 0.24
September 2021 warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price			2.35
1/70 of stock price			$ 2.14
Volatility			80.00%
Dividend Yield			$ 0
Risk-free interest rate			0.26%
Barrier (accelerator on life of warrants)			$ 4.6
Rebate			$ 2
Expected life			1 year
Weighted average fair value per warrant			$ 0.52
September 2021 broker warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price			2
1/70 of stock price			$ 2.14
Volatility			80.00%
Dividend Yield			$ 0
Risk-free interest rate			0.26%
Expected life			1 year
Weighted average fair value per warrant			$ 0.72
LEC warrants [Member]
Disclosure of classes of share capital [line items]
Exercise Price			0.7
1/70 of stock price			$ 0.4
Volatility			0.00%
Dividend Yield			$ 0
Risk-free interest rate			69.00%
Expected life			10 months 6 days
Weighted average fair value per warrant			$ 0.85
Warrants at $0.20 [Member]
Disclosure of classes of share capital [line items]
1/70 of stock price				$ 0.044
Volatility				66.75%
Dividend Yield				$ 0
Risk-free interest rate				1.40%
Expected life				5 years
Weighted average fair value per warrant				$ 0.0099
Warrants at $0.40 [Member]
Disclosure of classes of share capital [line items]
1/70 of stock price	$ 0.4
Volatility	68.00%
Dividend Yield	$ 0
Risk-free interest rate	1.47%
Expected life	2 years
Weighted average fair value per warrant	$ 0.15
Warrants at $0.45 [Member]
Disclosure of classes of share capital [line items]
1/70 of stock price	$ 0.5
Volatility	68.00%
Dividend Yield	$ 0
Risk-free interest rate	0.27%
Expected life	2 years
Weighted average fair value per warrant	$ 0.2
Warrants at $0.70 [Member]
Disclosure of classes of share capital [line items]
1/70 of stock price	$ 0.7
Volatility	67.00%
Dividend Yield	$ 0
Risk-free interest rate	0.29%
Expected life	2 years
Weighted average fair value per warrant	$ 0.26